Finance Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Term Loans
Life Science	$ 29,286	$ 20,179	$ 6,500
Less: current portion	(660)	(667)	(230)
Total noncurrent portion of finance receivables	28,626	19,512	6,270
Life Science Term Loans [Member]
Term Loans
Life Science	21,420	12,270	6,500
Life Science Royalty Purchases [Member]
Term Loans
Life Science	$ 7,866	$ 7,909